Notes Payable - Additional Information (Detail) (USD $)	3 Months Ended		3 Months Ended				3 Months Ended		3 Months Ended				3 Months Ended						3 Months Ended						3 Months Ended							3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Secured Debt [Member]	Mar. 31, 2013 Secured Debt [Member] Fixed Rate Debt	Mar. 31, 2013 Secured Debt [Member] Floating Rate Debt [Member]	Mar. 31, 2013 Tax Free Credit Facility [Member]	Mar. 31, 2013 Unsecured Debt [Member]	Mar. 01, 2012 Unsecured Debt [Member] $150 million unsecured term loan [Domain]	Mar. 31, 2013 Unsecured Debt [Member] Fixed Rate Debt	Mar. 31, 2013 Unsecured Debt [Member] Floating Rate Debt [Member]	Mar. 31, 2013 Unsecured Debt [Member] Senior Notes [Member]	Mar. 31, 2013 Term Fixed Loan With Swaps [Member] Unsecured Debt [Member] Fixed Rate Debt	Mar. 31, 2013 Senior Notes [Member] Unsecured Debt [Member] Fixed Rate Debt	Mar. 31, 2013 Individual Property Mortgages [Member] Secured Debt [Member] Fixed Rate Debt	Mar. 31, 2013 Secured Debt [Member]	Mar. 31, 2013 Secured Debt [Member] Fixed Rate Debt	Mar. 31, 2013 Secured Debt [Member] Floating Rate Debt [Member]	Mar. 31, 2013 Unsecured Debt [Member]	Mar. 31, 2013 L I B O R [Member] Secured Debt [Member] Fixed Rate Debt	Mar. 31, 2013 Mortgages [Member] Secured Debt [Member] Floating Rate Debt [Member]	Mar. 31, 2013 Minimum [Member] $150 million unsecured term loan [Domain]	Mar. 01, 2012 Minimum [Member] $150 million unsecured term loan [Domain]	Mar. 31, 2013 Maximum $150 million unsecured term loan [Domain]	Mar. 01, 2012 Maximum $150 million unsecured term loan [Domain]	Mar. 31, 2013 Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] Conventional Credit Facility [Member] Secured Debt [Member] Fixed Rate Debt	Mar. 31, 2013 Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] Conventional Credit Facility [Member] Secured Debt [Member] Floating Rate Debt [Member]	Mar. 31, 2013 Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] Tax Free Credit Facility [Member] Secured Debt [Member] Floating Rate Debt [Member]	Mar. 31, 2013 Tranche 1 [Member] Unsecured Debt [Member] Senior Notes [Member]	Mar. 31, 2013 Tranche 2 [Member] Unsecured Debt [Member] Senior Notes [Member]	Mar. 31, 2013 Tranche 3 [Member] Unsecured Debt [Member] Senior Notes [Member]	Mar. 31, 2013 Tranche 4 [Member] Unsecured Debt [Member] Senior Notes [Member]	Mar. 31, 2013 Freddie Mac [Member] Conventional Credit Facility [Member] Secured Debt [Member] Floating Rate Debt [Member]	Mar. 31, 2013 Freddie Mac [Member] Mortgages [Member] Secured Debt [Member] Floating Rate Debt [Member]	Mar. 31, 2013 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Contract	Mar. 31, 2013 Designated as Hedging Instrument [Member] Interest Rate Caps Contract	Mar. 31, 2013 Not Designated as Hedging Instrument [Member] Interest Rate Caps Contract
Debt Instrument [Line Items]
Notes Payable	$ 1,671,102,000	$ 1,653,646,000				$ 20,000,000				$ 117,000,000		$ 150,000,000	$ 310,000,000	$ 371,116,000	$ 1,094,102,000	$ 755,116,000	$ 338,986,000	$ 577,000,000	$ 334,000,000	$ 15,200,000					$ 50,000,000	$ 189,721,000	$ 69,818,000					$ 64,247,000
Debt Instrument, Face Amount								150,000,000			175,000,000																	18,000,000	20,000,000	117,000,000	20,000,000
Debt Instrument, Interest Rate, Stated Percentage																												3.15%	3.61%	4.17%	4.33%
Debt Instrument, Basis Spread on Variable Rate																					1.10%	1.40%	2.05%	2.15%
Secured credit facility as a Percentage of outstanding debt	42.00%
Notional																																		$ 484,000,000	$ 232,576,000	$ 55,875,000
Derivative, Number of Instruments Held																																		0	0	9
Debt Instrument, Interest Rate, Effective Percentage	3.60%		3.80%	5.00%	0.90%		3.40%		2.40%	1.50%			4.50%	4.80%					5.30%	3.60%					4.70%	0.80%	0.90%					0.70%
Debt Instrument, Maturity Date	Apr. 19, 2018		Oct. 16, 2017	Feb. 19, 2017	Apr. 01, 2019		Apr. 06, 2019		Mar. 01, 2017	Nov. 01, 2015			Jul. 27, 2021	Sep. 02, 2019					Apr. 22, 2014						Mar. 31, 2017	Jul. 27, 2016	Aug. 11, 2031					Jul. 01, 2014	Jan. 01, 2016